SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amount
Outstanding at the beginning of the year	127,000
Granted
Forfeited	(3,000)
Outstanding at the end of the year	124,000	127,000
Exercisable options at the end of the year	91,587
Options vested and expected to vest at end of year	158,127
Weighted average exercise price
Outstanding at the beginning of the year	$ 9.76
Granted
Forfeited	$ 15.80
Outstanding at the end of the year	$ 9.61	$ 9.76
Exercisable options at the end of the year	$ 9.49
Options vested and expected to vest at end of year	$ 10.68
Weighted average Remaining contractual term (years)
Outstanding	3 years 8 months 5 days	4 years 7 months 2 days
Exercisable	3 years 3 months 26 days
Options vested and expected to vest	2 years 3 months 15 days